Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 92,072	$ 51,519
Percentage depletion carryforward	9,372	10,592
Alternative minimum tax credits	784	784
Contributions carryforward and other	282	266
Oil and gas properties	27,992	62,786
Asset retirement obligation	13,620	15,831
Derivatives	1,767	(561)
Share-based compensation	1,870	2,291
Original issue discount on debt exchanges	29,646	0
Valuation allowance	(177,405)	(143,508)
Deferred tax asset (liability)	$ 0	$ 0